[LOGO] MORGAN STANLEY

                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

                                          MORGAN STANLEY
                                          INSTITUTIONAL FUND OF HEDGE FUNDS LP

                                          Financial Statements with Report of
                                          Independent Auditors

                                          For the period from July 1, 2002
                                          (Commencement of Operations) to
                                          December 31, 2002

[LOGO] MORGAN STANLEY

                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
Financial Statements with Report of Independent Auditors
For the Period from July 1, 2002 (Commencement of Operations) to
December 31, 2002

                                    Contents

Letter to Limited Partners ................................................    i

Report of Independent Auditors ............................................    1

Audited Financial Statements

Statement of Assets, Liabilities and Partners' Capital ....................    2
Statement of Operations ...................................................    3
Statement of Changes in Partners' Capital .................................    4
Statement of Cash Flows ...................................................    5
Schedule of Investments ...................................................    6
Notes to Financial Statements .............................................    9

Information Concerning Directors and Officers (Unaudited) .................   17

[LOGO] MORGAN STANLEY

                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

January 2003
Letter to Limited Partners

For the period July 1, 2002 through December 31, 2002, the Morgan Stanley Institutional Fund of Hedge Funds LP (the "Fund") produced a gross return of -0.30%1. The "Hurdle Rate" for the Fund is equal to the return of the Salomon Smith Barney Three Month U.S. Treasury Bill Index plus 5% per annum which was equivalent to 3.49% over the same period. Although the Fund did not outperform its Hurdle Rate, its returns were in line with those of other hedge fund of funds. By way of example, the HFR Fund of Funds Index produced a return of -0.07% over the period July 1, 2002 through December 31, 2002.

Hedge fund managers, in general, appeared to be concerned with preserving capital in 2002 and, hence, reacted conservatively to market conditions, reducing leverage and producing modest returns. As would be expected in a low interest rate, low volatility, low leverage environment, many hedge funds produced returns that were relatively flat in 2002. For example, the Hennessee Hedge Fund Index reported a return of -1.87% over the period July 1, 2002 through December 31, 2002. The CSFB Tremont Index produced a return of 1.69% over the same period.

The Fund's volatility remained low and well within the Fund's risk budget. The Fund produced an annualized standard deviation well below 7%. Similarly, the Fund exhibited a low beta2 relative to the Standard & Poor's 500 Index.

Market Review

Statistical arbitrage, for example, struggled in this environment of uncertainty and many of the quantitative models used by statistical arbitrage managers failed to capture returns. Historically, over the long-term, statistical arbitrage has been a top producing hedge fund strategy, benefiting as markets revert to the "mean." However, 2002 was not a normal year. Over the period July 1, 2002 through December 31, 2002, the Fund's statistical arbitrage fund investments produced an average return of -1.49% and the strategy detracted 19 basis points from overall performance.

Merger arbitrage also suffered as M&A activity remained low. Over the period July 1, 2002 through December 31, 2002, the Fund's merger arbitrage fund investments produced an average return of -0.48% and detracted one basis point from overall performance. By comparison, the Hennessee Merger Arbitrage Index reported a return of -0.50% over the same period.

----------
1 Gross returns are net of the management fees, performance incentive fees and expenses of the underlying funds as well as net of the expenses of the Fund except for the management fee and performance incentive fee of the Fund.

2 Beta is a quantitative measure of the volatility of a given stock, mutual fund, or portfolio relative to the overall market. More precisely, it is a measure of the movement of a particular stock, mutual fund or portfolio relative to a 1% shift in the movement of a stated index or benchmark. For example, a beta of 1.00 would indicate that the stated portfolio moves 1% relative to 1% shift in index and is, thus, as volatile as the representative market. A beta above 1.00 would indicate that the stated portfolio is more volatile than the index. A beta below 1.00 indicates that the portfolio is less volatile than the index, and hence, less volatile than the representative market.

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

The impact of the Fund's mortgage arbitrage fund investments was largely overshadowed by the Fund's exposure to the Safe Harbor Fund, L.P., a fund which was recently charged by the Securities and Exchange Commission (the "SEC") with a violation of the anti-fraud provisions of the Investment Advisers Act. The SEC alleged that the fund failed to report accurate net assets values and corresponding returns. While the Safe Harbor Fund, L.P. detracted 154 basis points from performance over the period July 1, 2002 through December 31, 2002, the Fund's other two mortgage arbitrage fund investments added 21 and 52 basis points, respectively, to overall performance over the same period.

The impact of the Fund's long/short equity fund investments was mixed. Over the period July 1, 2002 through December 31, 2002, the Fund's equity-no bias fund investments added two basis points to overall performance while the Fund's equity-long bias fund investments detracted 176 basis points from performance over the same period. The results of the Fund's equity-long bias investments were skewed, however, by the results of a single holding. The manager of this fund investment has failed to deliver audited statements for 2001 for this entity and, as a result, continues to be reviewed by Morgan Stanley's fair value committee. For September and October, the fair value committee elected to value the holding at a 15% discount to its reported value. For November, the committee met and elected to value the holding even more conservatively, at 40% of its reported value. For December, the fair value committee met again and elected to continue to devalue the holding to 20% of its reported value. For January 2003, the fair value committee met and elected to devalue the holding to zero until further notice. Once more information about the holding can be obtained (either by obtaining information from the manager or receiving audited financial statements from a reputable, independent auditor) the valuation of the holding could change. We had previously written the manager requesting a full redemption of the investment. In addition, we filed a lawsuit seeking injunctive relief that would compel disclosure of the books and records of the fund investment and delivery of the audited financials, which would enable us to evaluate this holding ourselves. We will continue, along with legal counsel, to consider the other rights and remedies available to us regarding this investment. Over the period July 1, 2002 through December 31, 2002, this single equity-long bias fund investment detracted 180 basis points from overall performance. By contrast, the Fund's other equity-long bias fund investment added 4 basis points to overall performance over the same period.

Convertible arbitrage funds, on average, produced returns in the middle to upper single digits for the period July 1, 2002 through December 31, 2002 (CSFB
Tremont's Convertible Arbitrage Index reported a return of 4% while the Hennessee Convertible Arbitrage Index produced a return of 9% over this period). Convertible arbitrage was a large portion of the Fund (11% excluding exposures via investments in multi-strategy fund investments, 25% incorporating multi-strategy fund exposure, each as of December 31, 2002), hence the Fund benefited as its convertible arbitrage fund investments produced an average return of 8.94% for the period July 1, 2002 through December 31, 2002. Convertible arbitrage and distressed investing rallied in the later part of the year as investor skepticism waned.

The majority of the Fund's performance, however, is a result of its exposure to multi-strategy fund investments which permit the fund to react nimbly to changing conditions. As of December 31, 2002, 41% of the Fund's net asset value is invested with multi-strategy funds. The Fund's multi-strategy funds took off in the later part of the year as a result of their sizable exposures to convertible arbitrage and distressed investing.

[LOGO] MORGAN STANLEY

                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

The Fund was not active in short selling and global macro strategies, two strategies which excelled in 2002. Both strategies typically benefit in bearish equity market environments. While it is not uncommon for these strategies to suddenly produce returns in the middle double digits, they are equally sensitive to swings in the other direction and, hence, too volatile for the Fund's portfolio.

Market Outlook

Our outlook for 2003 remains positive. Should the economy continue to improve and the markets become more liquid, distressed managers should perform well. In addition, over the last three years, there has been a substantial increase in credit default swaps in both investment grade and recently non-investment grade securities. This market has become very liquid and as these markets move from being inefficient to efficient, some managers may be able to produce substantial alpha3. We believe credit/capital structure arbitrage will benefit as a result. The Fund is well positioned to capitalize on this trend.

It is expected that focused stock selectors should perform very well in the long/short environment. However, the markets are still, in our opinion, overvalued and there is considerable downside risk which may prolong the trend of the past three years. Consequently, long/short equity funds with no biases (a.k.a. market neutral) and managers with slightly long biases (in the neighborhood of less than 20-30% long) are expected to perform well. As a result, we continue to seek out new equity-no bias funds.

In 2002, the loss of confidence in the U.S. accounting regime and in analysts hurt those statistical arbitrage managers attempting to benefit from very short term, mean reverting trends. The coming year may help to "right" those returns back to their normal levels. The Fund is well diversified in statistical arbitrage.

It is our expectation that mortgage arbitrage will continue to produce positive returns in 2003. Despite the complexities in this market, experienced managers who are able to effectively manage the risks associated with this strategy may be able to find in efficiencies and will continue to do well. We are working to further diversify our holdings in this area and reduce our exposure to any one fund investment in this area.

Sincerely,

/s/ Jerome B. Baesel

Jerome B. Baesel, Ph.D.
Managing Director / Portfolio Manager

----------
3 Alpha is a coefficient which measures the risk-adjusted performance of a particular stock, mutual fund or portfolio. It considers the risk due to the specific security, mutual fund or portfolio rather than the risk to the overall market. A high alpha indicates that the stock, mutual fund or portfolio outperformed expectations given the beta (or volatility) of the stock, mutual fund or portfolio.

[LOGO] MORGAN STANLEY

                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

(Unaudited)

Top Ten Largest Exposures4
    1.   Clinton Multistrategy Fund, LLC                      8.19%
    2.   OZ Domestic Partners, L.P.                           5.20%
    3.   HBK Fund L.P.                                        4.94%
    4.   Deephaven Market Neutral Fund LLC                    4.37%
    5.   Wellington Partners, Limited Partnership             4.18%
    6.   Structured Service Holdings, L.P.                    3.82%
    7.   Ellington Mortgage Partners, L.P.                    3.65%
    8.   FrontPoint Fixed Income Opportunities Fund, L.P.     3.60%
    9.   Swap with UBS Reference Index: ANOVA Fund Ltd.       3.39%5
    10.  AQR Absolute Return Institutional Fund, L.P.         3.11%

Ten Largest Contributors to Performance6
    1.   Structured Service Holdings, L.P.                    +46 bps
    2.   Clinton Multistrategy Fund, LLC                      +38 bps
    3.   Vega Relative Value Fund Limited                     +28 bps
    4.   Lydian Partners II L.P.                              +25 bps
    5.   Alta Partners, L.P.                                  +24 bps
    6.   Ellington Mortgage Partners, L.P.                    +20 bps
    7.   Fir Tree Recovery Fund, L.P.                         +19 bps
    8.   Deephaven Market Neutral Fund LLC                    +17 bps
    9.   HBK Fund L.P.                                        +16 bps
    10.  Wellington Partners, Limited Partnership             +15 bps

Ten Largest Detractors from Performance7
    1.   Lancer Partners, L.P.                                -180 bps
    2.   Safe Harbor Fund, L.P.                               -154 bps
    3.   OZF Credit Opportunities Fund, L.P.                  -13 bps
    4.   D.E. Shaw Laminar Fund, LLC                          -9 bps
    5.   Swap with UBS Reference Index: ANOVA Fund Ltd.       -9 bps
    6.   Thales Fund, L.P.                                    -8 bps
    7.   Highland Opportunity Fund, L.P.                      -6 bps
    8.   Altus Fund, L.P.                                     -4 bps
    9.   Sabre Fund Investment L.P.                           -3 bps
    10.  Algometrics (Cayman) Ltd.                            -2 bps

----------
4 Measured as a percentage of the Fund's net asset value as of December 31, 2002.

5     Based on notional exposure of the swap position.

6 Over the period July 1, 2002 (commencement of operations) through December 31, 2002.

7 Over the period July 1, 2002 (commencement of operations) through December 31, 2002.

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

(Unaudited)

   Diversification

   -----------------------------------------------------------------------------
                                         % of   Single-Strategy   Multi-Strategy
                                         NAV8     Participants     Participants
   -----------------------------------------------------------------------------
   Strategy
   -----------------------------------------------------------------------------
   Convertible Arbitrage                  25           5                 9
   -----------------------------------------------------------------------------
   Fixed Income Arbitrage                 12           3                 5
   -----------------------------------------------------------------------------
   Mortgage Arbitrage                     12           3                 1
   -----------------------------------------------------------------------------
   Merger Arbitrage                        5           2                 6
   -----------------------------------------------------------------------------
   Statistical Arbitrage                  14           6                 3
   -----------------------------------------------------------------------------
   Other Arbitrage                         3           1                 4
   -----------------------------------------------------------------------------
   Equity-Long Bias                        3           2                 1
   -----------------------------------------------------------------------------
   Equity-No Bias                          4           2                 2
   -----------------------------------------------------------------------------
   Distressed-Long Only                    6           1                 6
   -----------------------------------------------------------------------------
   Credit/Capital Structure Arbitrage     15           4                 7
   -----------------------------------------------------------------------------
   Private Placements                      1           0                 2
   -----------------------------------------------------------------------------

----------
8 As of December 31, 2002. "% of NAV" includes exposures made through investment in multi-strategy fund investments.

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

================================================================================
Breakdown by Strategy

As of December 31, 2002
--------------------------------------------------------------------------------

[The following information was depicted as a pie chart in the printed material.]

Relative Value Strategies

Convertible Arbitrage                  25%

Fixed Income Arbitrage                 12%

Mortgage Arbitrage                     12%

Merger Arbitrage                        5%

Statistical Arbitrage                  14%

Other Arbitrage                         3%

Security Selection Strategies

Equity - Long Bias                      3%

Equity - No Bias                        4%

Specialist Credit Strategies

Credit/Capital Structure Arbitrage     15%

Distressed-Long Only                    6%

Private Placements                      1%

================================================================================

Source: Morgan Stanley Investments LP

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[LOGO] MORGAN STANLEY

                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

(Unaudited)

=================================================================================================================================
Average Return by Strategy

As of December 31, 2002

                            Jan   Feb   Mar   Apr   May   Jun     Jul      Aug       Sep      Oct       Nov       Dec       YTD
                             %     %     %     %     %     %       %        %         %        %         %         %         %
---------------------------------------------------------------------------------------------------------------------------------
Convertible Arbitrage        --    --    --    --    --    --    (0.56)    0.99      1.61     1.29      3.39      1.95      8.94
---------------------------------------------------------------------------------------------------------------------------------
Merger Arbitrage             --    --    --    --    --    --    (0.50)    0.38      0.35    (0.96)    (0.12)     0.38     (0.48)
---------------------------------------------------------------------------------------------------------------------------------
Statistical Arbitrage        --    --    --    --    --    --     0.77    (0.26)    (2.77)   (1.45)     1.27      1.01     (1.49)
---------------------------------------------------------------------------------------------------------------------------------
Fixed Income Arbitrage       --    --    --    --    --    --     2.31     0.74      0.56     0.00     (0.71)     1.31      4.25
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Arbitrage           --    --    --    --    --    --     1.52     1.30    (15.60)    0.78     (3.73)     2.23    (13.92)
---------------------------------------------------------------------------------------------------------------------------------
Other Arbitrage              --    --    --    --    --    --    (1.24)   (0.55)     1.46    (3.49)     3.64      1.98      1.66
---------------------------------------------------------------------------------------------------------------------------------
Equity-Long Bias             --    --    --    --    --    --    (3.25)    2.52    (12.45)    1.90    (27.19)   (25.48)   (51.99)
---------------------------------------------------------------------------------------------------------------------------------
Equity-No Bias               --    --    --    --    --    --       --    (0.71)    (3.24)    0.95      0.14      0.80     (2.10)
---------------------------------------------------------------------------------------------------------------------------------
Distressed-Long Only         --    --    --    --    --    --     0.50     0.25      0.40    (2.17)     0.74      5.04      4.71
---------------------------------------------------------------------------------------------------------------------------------
Credit/Capital Structure     --    --    --    --    --    --    (4.22)   (0.26)     2.03     0.67      3.23      3.77      5.12
---------------------------------------------------------------------------------------------------------------------------------
Arbitrage
---------------------------------------------------------------------------------------------------------------------------------
Multi-Strategy               --    --    --    --    --    --    (3.23)    0.12      0.74     0.84      1.60      2.85      2.86
---------------------------------------------------------------------------------------------------------------------------------

Source: Morgan Stanley Investments LP

=================================================================================================================================
Impact by Strategy

As of December 31, 2002

                            Jan   Feb   Mar   Apr   May   Jun     Jul      Aug       Sep      Oct       Nov       Dec       YTD
                             %     %     %     %     %     %       %        %         %        %         %         %         %
---------------------------------------------------------------------------------------------------------------------------------
Convertible Arbitrage        --    --    --    --    --    --    (0.09)    0.09      0.14     0.16      0.44      0.20      0.90
---------------------------------------------------------------------------------------------------------------------------------
Merger Arbitrage             --    --    --    --    --    --    (0.01)    0.01      0.01    (0.02)     0.00      0.01     (0.01)
---------------------------------------------------------------------------------------------------------------------------------
Statistical Arbitrage        --    --    --    --    --    --     0.11    (0.06)    (0.43)   (0.21)     0.16      0.19     (0.19)
---------------------------------------------------------------------------------------------------------------------------------
Fixed Income Arbitrage       --    --    --    --    --    --     0.14     0.05      0.03     0.03      0.06      0.11      0.38
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Arbitrage           --    --    --    --    --    --     0.14     0.12     (1.41)    0.08     (0.09)     0.21     (0.81)
---------------------------------------------------------------------------------------------------------------------------------
Other Arbitrage              --    --    --    --    --    --    (0.01)    0.00      0.01    (0.02)     0.02      0.01      0.01
---------------------------------------------------------------------------------------------------------------------------------
Equity-Long Bias             --    --    --    --    --    --    (0.20)    0.16     (0.63)    0.11     (0.94)    (0.36)    (1.76)
---------------------------------------------------------------------------------------------------------------------------------
Equity-No Bias               --    --    --    --    --    --       --    (0.01)    (0.03)    0.03      0.00      0.02      0.02
---------------------------------------------------------------------------------------------------------------------------------
Distressed-Long Only         --    --    --    --    --    --     0.01     0.01      0.01    (0.04)     0.01      0.09      0.08
---------------------------------------------------------------------------------------------------------------------------------
Credit/Capital Structure     --    --    --    --    --    --    (0.30)   (0.11)     0.16     0.00      0.24      0.30      0.32
---------------------------------------------------------------------------------------------------------------------------------
Arbitrage
---------------------------------------------------------------------------------------------------------------------------------
Multi-Strategy               --    --    --    --    --    --    (0.75)    0.22      0.26     0.25      0.44      0.76      1.19
---------------------------------------------------------------------------------------------------------------------------------
Cash & Liabilities           --    --    --    --    --    --    (0.01)   (0.02)    (0.03)   (0.01)    (0.02)    (0.04)    (0.43)
=================================================================================================================================
Total (Gross Return)         --    --    --    --    --    --    (0.98)    0.46     (1.92)    0.35      0.34      1.49     (0.30)
=================================================================================================================================

Source: Morgan Stanley Investments LP

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

To the Partners and Board of Directors of Morgan Stanley Institutional Fund of Hedge Funds


We have audited the accompanying statement of assets, liabilities and partners' capital of Morgan Stanley Institutional Fund of Hedge Funds LP (the "Fund"), including the schedule of investments, as of December 31, 2002, and the related statements of operations, changes in partners' capital and cash flows for the period from July 1, 2002 (commencement of operations) to December 31, 2002. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the general partners/managers of the investment funds and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Morgan Stanley Institutional Fund of Hedge Funds LP at December 31, 2002, the results of its operations, changes in its partners' capital and its cash flows for the period from July 1, 2002 (commencement of operations) to December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

New York, New York
February 21, 2003


                                       1
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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
Statement of Assets, Liabilities and Partners' Capital
December 31, 2002

Assets
Investments in investment funds, at fair value
   (cost $666,040,155)                                              $667,240,187
Cash and cash equivalents (cost $18,122,404)                          18,122,404
Prepaid investments in investment funds                              124,500,000
Due from broker                                                       25,000,000
Receivable for investments sold                                       28,675,981
Other assets                                                              94,845
                                                                    ------------
Total assets                                                         863,633,417
                                                                    ------------

Liabilities
Subscriptions received in advance                                    142,736,629
Unrealized depreciation on swap contract                                 650,289
Management fee payable                                                   453,481
Interest payable on open swap contract                                   135,964
Accrued expenses and other liabilities                                   300,709
                                                                    ------------
Total liabilities                                                    144,277,072
                                                                    ------------
Partners' capital                                                   $719,356,345
                                                                    ============

Partners' capital
Represented by:
Net capital contributions                                           $718,806,602
Accumulated net unrealized appreciation on investments                   549,743
                                                                    ------------
Total partners' capital                                             $719,356,345
                                                                    ============

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.


                                       2
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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
Statement of Operations
For the Period from July 1, 2002 (Commencement of Operations) to
December 31, 2002

Investment income
Interest                                                            $   282,329

Expenses
Management fees                                                       2,522,332
Organization costs                                                      488,243
Interest expense on swap contract                                       227,040
Legal fees
                                                                        126,000
Accounting and administration fees                                       84,629
Other
                                                                        155,244
                                                                    -----------
     Total expenses                                                   3,603,488
                                                                    -----------
Net investment loss                                                  (3,321,159)

Realized and unrealized gain/(loss) from investments:
  Net realized gain on investments                                      341,136
  Net change in unrealized appreciation on investments
     in investment funds                                              1,200,032
  Net change in unrealized depreciation on swap contract               (650,289)
                                                                    -----------
  Net unrealized gain from investments                                  549,743
                                                                    -----------
Net realized and unrealized gain on investments                         890,879
                                                                    -----------
Net decrease in partners' capital derived from operations           $(2,430,280)
                                                                    ===========

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.


                                       3
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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
Statement of Changes in Partners' Capital
For the Period from July 1, 2002 (Commencement of Operations) to
December 31, 2002

                                                                             General          Limited
                                                                             Partner          Partner             Total
                                                                             -------          --------            -----
Decrease in partners' capital:
From operations
   Net investment loss                                                     $  (120,993)     $ (3,200,166)     $ (3,321,159)
   Net realized gain on investments                                             11,776           329,360           341,136
   Net unrealized gain (loss) on investments                                   (58,430)          608,173           549,743
                                                                           -----------      ------------      ------------
Net decrease in partners' capital derived from operations                     (167,647)       (2,262,633)       (2,430,280)
                                                                           -----------      ------------      ------------

From partners' capital transactions
   Proceeds from partner subscriptions                                      25,000,868       696,810,950       721,811,818
   Payments for partner redemptions                                                 --           (25,193)          (25,193)
   Reallocation of performance incentive                                        41,834           (41,834)               --
                                                                           -----------      ------------      ------------
Net increase in partners' capital derived from capital transactions         25,042,702       696,743,923       721,786,625
                                                                           -----------      ------------      ------------

Total increase in partners' capital                                         24,875,055       694,481,290       719,356,345
Partners' capital at beginning of period                                            --                --                --
                                                                           -----------      ------------      ------------
Partners' capital at end of period                                         $24,875,055      $694,481,290      $719,356,345
                                                                           ===========      ============      ============

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.


                                       4
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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
Statement of Cash Flows
For the Period from July 1, 2002 (Commencement of Operations) to
December 31, 2002

Cash flows from operating activities
Decrease in partners' capital from operations                     $  (2,430,280)
Adjustments to reconcile decrease in partners' capital
     from operations to net cash used in operating activities:
   Net realized gains on investments                                   (341,136)
   Net unrealized appreciation on investments                          (549,743)
   Purchase of investments                                         (694,375,000)
   Increase in prepaid investments in investment funds             (124,500,000)
   Increase in due from broker                                      (25,000,000)
   Increase in interest payable on open swap contract                   135,964
   Increase in other assets                                             (94,845)
   Increase in management fee payable                                   453,481
   Increase in accrued expenses and other liabilities                   300,709
                                                                  -------------
Net cash used in operating activities                              (846,400,850)

Cash flows from financing activities
Proceeds from partner subscriptions                                 864,548,447
Payments for partner redemptions                                        (25,193)
                                                                  -------------
Net cash provided by financing activities                           864,523,254
Net increase in cash and cash equivalents                            18,122,404
Cash and cash equivalents at beginning of period                             --
                                                                  -------------
Cash and cash equivalents at end of period                        $  18,122,404
                                                                  =============

Supplemental disclosure of cash flow information:
Cash paid during the period for interest on swap contract         $      91,076
                                                                  =============

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.


                                       5
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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments
December 31, 2002

                                                                               Percent of                  First
                                                                               Investment   Percent of   Available
                                                                   Fair           Fund      Partners'    Redemption
               Description                          Cost          Value           Held       Capital       Date *     Liquidity **
               -----------                          ----          -----        ----------   ----------   ----------   ------------
Investment Funds
Convertible Arbitrage
   Alta Partners, L.P.                            $ 9,375,000    $11,092,348      11.48%      1.54%      9/30/2003     Quarterly
   KBC Convertible Opportunities Fund              15,000,000     15,930,015      17.69       2.21      10/01/2003     Quarterly
   Lydian Partners II L.P.                         18,750,000     20,566,540      16.05       2.86       9/30/2004     Quarterly
   Tiburon Fund, L.P.                              21,000,000     22,329,775       7.35       3.10          N/A        Quarterly
   Triborough Partners, LLC                         6,250,000      6,646,188      28.28       0.92          N/A        Quarterly
                                                  -----------    -----------      -----       ----
Total Convertible Arbitrage                        70,375,000     76,564,866                 10.63

Credit Trading and Capital Structure Arbitrage
   Fir Tree Recovery Fund, L.P.                    15,500,000     17,173,804       4.95       2.39       6/30/2004     Quarterly
   Hammerman Capital Partners, L.P.                 8,500,000      9,498,968      11.31       1.32       9/30/2003     Quarterly
   King Street Capital, L.P.                       18,750,000     19,022,695       2.19       2.64       9/30/2003     Quarterly
                                                  -----------    -----------      -----       ----
Total Credit Trading and Capital
   Structure Arbitrage                             42,750,000     45,695,467                  6.35

Fixed Income Arbitrage
   FrontPoint Fixed Income Opp. Fund, L.P.         24,750,000     25,876,395       6.98       3.60       9/30/2003     Quarterly
   Highland Opportunity Fund, L.P.                  6,000,000      5,613,061       7.51       0.78       3/31/2003     Quarterly
   Vega Relative Value Fund, Ltd.                  18,750,000     20,753,650       3.65       2.89       7/31/2003      Monthly
                                                  -----------    -----------      -----       ----
Total Fixed Income Arbitrage                       49,500,000     52,243,106                  7.27

Long Only Distressed
   Avenue Asia Investments, L.P.                   12,500,000     13,088,822       8.06       1.82      12/31/2003      Annually

Long-Short
   Bryn Mawr Capital, L.P.                         10,000,000     10,143,106       7.44       1.41      12/31/2002     Quarterly
   Clarke & Bartlett European Equity Fund          10,500,000     10,487,182       7.07       1.46       8/31/2003      Monthly
   Lancer Partners, L.P. (a)                       15,625,000      2,659,375       5.48       0.37       7/01/2003   Semi-annually
   Maverick Fund USA, Ltd.                         21,875,000     22,184,756       1.06       3.08      12/31/2005      Annually
                                                  -----------    -----------      -----       ----
Total Long-Short                                   58,000,000     45,474,419                  6.32

Merger Arbitrage
   European Merger Fund, LLC                        8,250,000      8,108,688      13.07       1.13       9/30/2003     Quarterly
   Gruss Arbitrage Partners, L.P.                   6,250,000      6,296,958       0.02       0.88          N/A        Quarterly
                                                  -----------    -----------      -----       ----
Total Merger Arbitrage                             14,500,000     14,405,646                  2.01

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.


                                       6
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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (continued)
December 31, 2002

                                                                              Percent of                First
                                                                              Investment  Percent of  Available
                                                                   Fair          Fund     Partners'   Redemption
               Description                          Cost          Value          Held      Capital      Date *     Liquidity **
               -----------                          ----          -----       ----------  ----------  ----------   ------------
Mortgage Arbitrage
   Ellington Mortgage Partners, L.P.             $ 24,750,000   $ 26,250,364     18.08%     3.65%    12/31/2004     Annually
   Safe Harbor Fund, L.P. (b)                      18,750,000      7,695,755      (c)       1.07        N/A          Monthly
   Structured Servicing Holdings, L.P.             23,750,000     27,481,844     12.60      3.82        N/A          Monthly
                                                 ------------   ------------     -----    ------
Total Mortgage Arbitrage                           67,250,000     61,427,963                8.54

Multi-Strategy
   AQR Absolute Return Instit. Fund, L.P.          21,750,000     22,376,260      8.21      3.11     9/30/2003      Quarterly
   Clinton Multistrategy Fund, LLC                 56,125,000     58,928,590     28.31      8.19     7/31/2003       Monthly
   D.E. Shaw Laminar Fund, LLC                     22,750,000     22,098,039     33.43      3.07     12/31/2003     Quarterly
   Deephaven Market Neutral Fund LLC               30,000,000     31,434,955      7.14      4.37        N/A          Monthly
   HBK Fund L.P.                                   34,375,000     35,561,000      2.38      4.94        N/A         Quarterly
   Nisswa Fund, L.P.                                9,375,000      9,641,810     31.72      1.34        N/A         Quarterly
   OZ Domestic Partners, L.P.                      37,500,000     37,379,855      2.57      5.20     9/30/2004      Quarterly
   OZF Credit Opportunities Fund, L.P.             20,750,000     19,834,683      4.46      2.76     9/30/2004      Quarterly
   Q Funding III, L.P.                             11,500,000     12,236,526      7.81      1.70     9/30/2003      Quarterly
   Sagamore Hill Partners, L.P.                    18,750,000     19,536,458      7.76      2.72        N/A         Quarterly
   Wellington Partners, Limited Partnership        28,750,000     30,081,325      1.95      4.18     6/30/2004       3 Years
                                                 ------------   ------------     -----    ------
Total Multi-Strategy                              291,625,000    299,109,501               41.58

Other Arbitrage
    The Carrousel Fund Ltd.                         5,000,000      5,082,959      3.57      0.71        N/A          Monthly

Statistical Arbitrage
   Algometrics (Cayman) Ltd.                       11,000,000     10,855,983     13.13      1.51     3/31/2003       Monthly
   Altus Fund, L.P.                                 6,250,000      5,982,267     16.48      0.83     12/31/2002     Quarterly
   IKOS, L.P. Equity Class                         18,375,000     18,833,549     73.49      2.62     6/30/2005      Quarterly
   Sabre Fund Investment L.P.                       9,375,000      9,194,464     19.58      1.28        N/A          Monthly
   Thales Fund, L.P.                                9,540,155      9,281,175     12.22      1.29        N/A         Quarterly
                                                 ------------   ------------     -----    ------
Total Statistical Arbitrage                        54,540,155     54,147,438                7.53

Total Investments in Investment Funds
   (cost $666,040,155)                           $666,040,155   $667,240,187               92.76%

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.



                                       7
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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (continued)
December 31, 2002

                                                                      Percent of
                                                            Fair      Partners'
               Description                   Cost          Value       Capital
               -----------                   ----          -----      ---------
Short-Term Investments
   State Street Euro Dollar Time
   Deposit 0.750% due 1/02/03            $ 18,122,404   $ 18,122,404      2.52%
                                         ------------   ------------    ------

Total Investments in Investment
   Funds and Short-Term Investments      $684,162,559   $685,362,591     95.27

Other Assets and Liabilities (net)                        33,993,754      4.73
                                                        ------------    ------

Total Partners' Capital                                 $719,356,345    100.00%
                                                        ============    ======

Detailed information about the Investment Funds' portfolios is not available.

*     From original investment date

**    Available frequency of redemptions after initial lock-up period

N/A Initial lock-up period has either expired prior to December 31, 2002 or Investment Fund did not have an initial lock-up period.

(a) Fair valued at value other than that provided by the Investment Fund manager

(b)   In liquidation

(c)   Information not available

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.


                                       8
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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements
For the Period from July 1, 2002 (Commencement of Operations) to
December 31, 2002

1.    Organization

Morgan Stanley Institutional Fund of Hedge Funds LP (the "Partnership") was organized under the laws of the State of Delaware as a limited partnership on November 6, 2001 pursuant to a limited partnership agreement (the "Agreement") and commenced operations on July 1, 2002 pursuant to an Amended and Restated Agreement of Limited Partnership (the "Agreement"). The Partnership is registered under the U.S. Investment Company Act of 1940, ("1940 Act"), as a closed-end, non-diversified management investment company. The Partnership's investment objective is to seek capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party
Investment Managers who employ a variety of alternative investment strategies. Investments of the Partnership are selected opportunistically from a wide range of Investment Funds in order to create a broad-based portfolio of such Investment Funds while seeking to invest in compelling investment strategies and with promising Investment Managers at optimal times. The Partnership may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

The Partnership's Board of Directors (the "Board"), provides broad oversight over the operations and affairs of the Partnership. A majority of the Board is comprised of persons who are independent with respect to the Partnership.

Morgan Stanley Alternative Investment Partners LP serves as the General Partner (the "General Partner") of the Partnership subject to the ultimate supervision of, and subject to any policies established by, the Board of the Partnership. The General Partner is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") and as a commodity pool operator with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"). Morgan Stanley AIP GP LP serves as the Partnership's investment adviser (the "Adviser") and is responsible for providing day-to-day investment management services to the Partnership, subject to the supervision of the Board. The Adviser is registered as an investment adviser under the Advisers Act and as a commodity trading adviser and a commodity pool operator with the CFTC and the NFA. The General Partner and Adviser are affiliates of Morgan Stanley. The Partnership has no fixed termination date and will continue until dissolved in accordance with the terms of the Agreement. The General Partner's capital account balance at December 31, 2002 was $24,875,055.

Limited Partnership interests (the "Interests") are generally issued at the beginning of each calendar quarter, unless otherwise determined at the discretion of the General Partner. Subsequent to the Partnership's commencement of operations, additional subscriptions for interests by eligible investors are accepted into the Partnership at net asset value. The Partnership may from time to time repurchase Interests (or portions of them) at net asset value pursuant to written tenders by Limited Partners.


                                       9
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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (continued)

1. Organization (continued)

Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board in its sole discretion. It is anticipated that the Partnership will make offers to repurchase Interests (or portions of them) from Limited Partners beginning on June 30, 2003 and quarterly thereafter. In general, the Partnership will initially pay at least 90% of the estimated value of the repurchased Interests (or portions of them) to Limited Partners within 30 days after the value of the Interests to be repurchased is determined and the remaining amount will be paid out promptly after completion of the year end audit.

2. Significant Accounting Policies

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Partnership in preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the General Partner to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Portfolio Valuation

The net asset value of the Partnership will be determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

At December 31, 2002, 94.02% of the Partnership's portfolio was comprised of investments in Investment Funds. Of the remainder of the portfolio, 3.43%, based on the notional value, was invested in a total return equity swap (see Note 5) and 2.55% in a Eurodollar time deposit. Partnership investments are carried at fair value. In general, an investment in an Investment Fund is valued at an amount equal to the Partnership's pro rata interest in the net assets of each Investment Fund, as supplied by the Investment Fund manager. Such valuations are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. The Partnership's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Agreement, the Adviser values the Partnership's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Partnership investments may


                                       10
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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Portfolio Valuation (continued)

differ significantly from the values that would have been used had a ready market for the investments held by the Partnership been available. An Investment Fund with a value of $2,659,375 representing 0.37% of partners' capital was fair valued in good faith by the Adviser at December 31, 2002 at a value different than the value supplied by the Investment Fund Manager. Investments in an Investment Fund with a value of $7,695,755 representing 1.07% of partners' capital was in liquidation at December 31, 2002. The fair value of such Investment Fund has been determined based on information provided by the Investment Fund's administrator consistent with the methodology approved by such Investment Fund's Board of Directors. Such Investment Fund's fair value does not reflect any potential contingent liabilities associated with either the liquidation of such Investment Fund or the pending Securities and Exchange Commission action against the Investment Fund and its former investment advisor.

Income Recognition and Expenses

The Partnership recognizes interest income on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in Investment Funds' net asset value is included in unrealized appreciation/depreciation on investments in Investment Funds on the Statement of Operations. Distributions received, whether in the form of cash or securities, are applied as a reduction of the Investment Fund's cost on a pro-rata basis.

The Adviser has voluntarily undertaken to bear certain initial organization and offering expenses of $1,070,000 otherwise borne by the Partnership and its partners during the Partnership's first twelve months of operations. The Adviser's undertaking provides that the Limited Partners will not bear initial organization and offering expenses in excess of 0.15% of partners' capital as a result of the Partnership's start up. Ongoing offering costs are charged to capital as incurred.

Net profits or net losses of the Partnership for each of its fiscal periods are allocated among and credited to or debited against the capital accounts of all Limited Partners as of the last day of each month in accordance with Limited Partners' investment percentages as of the first day of each month. Net profits or net losses are measured as the net change in the value of the net assets of the Partnership, including any net change in unrealized appreciation or depreciation of investments and income, net of accrued expenses, and realized gains or losses, before giving effect to any repurchases by the Partnership of Interests or portions of Interests.


                                       11
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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Cash and Cash Equivalents

The Partnership treats all highly liquid financial instruments that have original maturities within three months of acquisition as cash equivalents. Cash equivalents are valued at cost plus accrued interest, which approximates fair value. All cash is invested overnight in a short-term time deposit with the Partnership's custodian, State Street Bank and Trust Company.

Income Taxes

No provision for federal, state, or local income taxes is provided in the financial statements. In accordance with the Internal Revenue Code of 1986, the Partners are to include their respective share of the Partnership's realized profits or losses in their individual tax returns.

In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies", the Partnership reclassified $3,321,159 and $341,136 from accumulated net investment loss and accumulated net realized gain, respectively, to net capital contributions. This reclassification was to reflect, as an adjustment to net capital contributions, the amounts of taxable income or loss that have been allocated to the Partners and had no effect on net assets.

3. Management Fee, Performance Incentive, Related Party Transactions and Other

Under the terms of the Investment Advisory Agreement dated June 30, 2002 between the Adviser and the Partnership, the Adviser receives a management fee for services provided to the Partnership, calculated and paid monthly at a rate of 0.063% (0.75% on an annualized basis) of the Partnership's net assets as of the end of business on the last business day of each month, before adjustment for any redemptions effective on that day. The Adviser may, out of its own resources and in its sole discretion, waive or reduce the management fee for significant investors and also for certain employees of the Adviser and certain affiliates of the Adviser. A portion of the Management Fee may be paid to placement agents that assist in the placement of Interests and that may be affiliated with the Adviser and the General Partner. At December 31, 2002, $453,481 in management fees were payable to the Adviser. For the period from July 1, 2002 to December 31, 2002, the Partnership incurred management fees of $2,522,332.


                                       12
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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (continued)

3. Management Fee, Performance Incentive, Related Party Transactions and Other (continued)

Under the terms of the Partnership's Agreement, the General Partner's "Performance Incentive" for each Incentive Period, as defined in the Agreement, is equal to 15% of the amount, if any, of: (1) the net profits allocated to each Limited Partner's capital account for the Incentive Period in excess of any net losses so allocated for such Incentive Period; above (2) the greater of (a) the Limited Partner's Hurdle Rate Amount (as defined below) for the Incentive Period or (b) the Loss Carryforward Amount(s), as defined in the Agreement, applicable to the Limited Partner's capital account. With respect to each Limited Partner for each Incentive Period, Performance Incentives allocated to the General Partner initially will not exceed 1.75% of the Limited Partner's ending capital account balance for that Incentive Period, as determined prior to the deduction of the Performance Incentive.

The Partnership's "Hurdle Rate" for a given Incentive Period is initially equal to 5% per annum plus the rate of return achieved by the Salomon Smith Barney Three-Month U.S. Treasury Bill Index over the same Incentive Period. A Limited Partner's "Hurdle Rate Amount" for a given Incentive Period is equal to the Hurdle Rate calculated for a given Incentive Period multiplied by the Limited Partner's capital account balance as of the beginning of that Incentive Period. The Hurdle Rate is not cumulative and resets for each Incentive Period at the beginning of each such Incentive Period. The Performance Incentive will be debited from each Partner's capital account and credited to the General Partner's capital account at the end of each such Incentive Period. During the period ended December 31, 2002, the Performance Incentive earned was $41,834.

State Street Bank and Trust Company (the "Administrator") provides administrative services to the Partnership under an Administration Agreement. Under the Administration Agreement, the Administrator is paid a fee computed and payable monthly at an annual rate of 0.0325% of the Partnership's average monthly net assets. Effective January 1, 2004, this fee will increase to 0.0650%. In addition, the Partnership is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf.

State Street Bank and Trust Company also serves as the custodian for the Partnership. Custody fees are payable monthly based on assets held in custody and investment purchases and sales activity, plus reimbursement for certain out-of-pocket expenses.

Each Director of the Partnership who is not a director, officer or employee of the Adviser, the General Partner or other subsidiary of Morgan Stanley, and not otherwise an "interested person" of the Partnership as defined under the 1940 Act, is paid an annual retainer of $3,000 plus reasonable out-of-pocket expenses. Directors are reimbursed by the Partnership for their travel expenses related to Board meetings.

Placement agents may be retained by the Partnership or the General Partner to assist in the placement of Interests. A placement agent, which may be affiliated with the General Partner or the Adviser, will generally be entitled to receive a placement fee from each investor purchasing an Interest through a placement agent. The placement fee will be added to a prospective investor's subscription amount; it will not constitute a capital contribution made by the investor to the Partnership nor part of the assets of the Partnership. The placement fee may be adjusted or waived at the sole discretion of the Placement Agent in consultation with the General Partner. No fees were paid to placement agents for the period ended December 31, 2002.

At December 31, 2002, there was one limited partner, an unrelated party, with a capital balance that represented 79% of the Partnership's capital.

4. Investments in Investment Funds

As of December 31, 2002, the Partnership invested in Investment Funds, none of which were affiliates of Morgan Stanley. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to


                                       13
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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (continued)

4. Investments in Investment Funds (continued)

2.5% annually of net assets and performance incentive fees/allocations ranging from 20% to 25% of net profits earned. The Partnership indirectly was charged management fees and incentive fees/allocations of $4,514,568 and $8,460,240, respectively by virtue of its investments in Investment Funds as reported to the Partnership by underlying Investment Fund managers representing approximately 91% of the Partnership's capital. The General Partner was not able to obtain specific fee/allocation amounts charged to the Partnership for the remaining 9% and does not know what these amounts are. Detailed information related to each Investment Fund is included on the Schedule of Investments. At December 31, 2002, approximately 27% of the Partnership's capital is invested in Investment Funds with lock-ups extending beyond one year from December 31, 2002.

Prepaid  investments  in  Investment  Funds  represent  amounts  transferred  to
Investment Funds prior to period end relating to investments to be made effective January 1, 2003, pursuant to each Investment Fund's offering memorandum/member/limited partnership agreements (as applicable).

For the period ended December 31, 2002, aggregate purchases and sales of Investment Funds were $694,375,000 and $28,675,981 respectively.

The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Partnership from the Investment Funds. The allocated taxable income is reported to the Partnership by the Investment Funds on Schedules K-1. The Partnership has not yet received all such Schedules K-1 for the period ended December 31, 2002.

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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (continued)

5. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Partnership invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and equity swaps. The Partnership's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Partnership.

Swap Agreements

The Partnership may enter into equity, interest rate, index and currency rate swap agreements. These transactions will be undertaken in an attempt to obtain a particular return when the Adviser determines appropriate, possibly at a lower cost than if the Partnership had invested directly in the investment or instrument. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency, or in a "basket" of securities representing a particular index.

Most swap agreements entered into by the Partnership require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Swaps are valued based on market values provided by dealers. The Partnership is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Partnership is contractually obligated to make. If the other party to a swap defaults, the Partnership's risk of loss consists of the net amount of payments that the Partnership contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Partners' Capital.

The unrealized gain or loss, rather than the contract amount, represents the approximate future cash to be received or paid, respectively.


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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (continued)

5. Financial Instruments with Off-Balance Sheet Risk (continued)

Swap Agreements (continued)

As of December 31, 2002, the following swap contract was outstanding:

                                                                                                            Net
                        Maturity                                                                         Unrealized
   Notional Amount        Date                                Description                               Depreciation
---------------------- ---------   ------------------------------------------------------------------   -------------
    $ 25,000,000        9/30/04    Agreement with UBS, dated 8/01/02 to receive the total return of       $(650,289)
                                   the Series B Investment Class shares of Anova Fund Ltd. in exchange for an amount to be paid quarterly, equal to the LIBOR rate plus 0.33%.

Cash for the full notional amount has been deposited with the counterparty and is included in Due from broker on the Statement of Assets, Liabilities and Partners' Capital.

6. Financial Highlights

The following represents ratios to average Limited Partners' capital and other supplemental information for Limited Partners for the period from July 1, 2002 (commencement of operations) to December 31, 2002. The calculations below are not annualized.

   Total return*                                                       (0.67%)**
   Ratio of total expenses to average Limited Partners'
     Capital                                                            0.55%**
   Ratio of net investment loss to average Limited Partners'
      Capital                                                          (0.51%)**
   Portfolio turnover                                                      5%
   Net assets at end of the period (000s)                            $719,356

* Total return assumes a purchase of an interest in the Partnership at the beginning of the period indicated and a sale of the Partnership interest on the last day of the period indicated, after Performance Incentive, if any, to the Adviser, and does not reflect the impact of placement fees, if any, incurred when subscribing to the Partnership.

** Includes impact of performance incentive which represented less than 0.005%.

7. Subsequent Events

From January 1, 2003 through February 21, 2003, the Partnership accepted and received approximately $151 million in additional contributions of which approximately $143 million was received prior to December 31, 2002.


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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

            Information Concerning Directors and Officers (Unaudited)

                                             Term of                               Number of
                            Position(s)      Office/                               Portfolios            Other
                               Held         Length of            Principal          Overseen         Directorships
Name, Address and            with the         Time             Occupation(s)       Within the         Held Outside
Date of Birth               Partnership      Served*        During Past 5 Years     Complex           the Complex
-----------------           -----------     ---------       -------------------    ----------        -------------

Independent Directors

John D. Barrett II           Director,    From July 1,   Chairman and Director of       90       Director of the Ashforth
Barrett Associates, Inc.     Member of        2002       Barrett Associates, Inc.                Company (real estate);
565 Fifth Avenue             the Audit                   (investment advisory                    Director/Trustee of
New York, NY 10017           Committee                   firm); Chairman, and                    various funds managed,
8/21/35                                                  Director Emeritus of the                advised, administered or
                                                         Barrett Growth Fund;                    distributed by Morgan
                                                         Limited Partner, Long                   Stanley or its
                                                         Meadow Holdings, LP;                    subsidiaries
                                                         Limited Partner, Barrett                (collectively, the "Fund
                                                         capital Growth Partners,                Complex")
                                                         LP

Thomas P. Gerrity            Director,    From July 1,   Professor of Management        90       Sunoco (oil refining);
219 Grays Lane               Member of        2002       and formerly Dean, Wharton              Fannie Mae (mortgage
Haverford, PA 19041             the                      School of Business,                     Finance); CVS Corporation
7/13/41                     Nominating                   University of                           (retail pharmacy);
                                and                      Pennsylvania; formerly                  Knight-Ridder, Inc.
                           Compensation                  Director IKON Office                    (newspapers);
                             Committee                   Solutions, Inc. (office                 Director/Trustee of
                                                         equipment), Fiserv                      various funds in the Fund
                                                         (financial services),                   Complex
                                                         Digital Equipment
                                                         Corporation (computer
                                                         equipment); ICG Commerce,
                                                         Inc. (internet commerce);
                                                         Investor Force Holdings,
                                                         Inc. (institutional
                                                         investment information
                                                         services and Union Carbide
                                                         Corporation (chemicals)

Gerard E. Jones              Director,    From July 1,   Of Counsel, Shipman &          92   Director of Tractor Supply
Shipman & Goodwin, LLP       Member of        2002       Goodwin, LLP (law firm)             Company, Tiffany
43 Arch Street               the Audit                                                       Foundation, Fairfield
Greenwich, CT 06830          Committee                                                       County Foundation;
1/23/37                                                                                      Director/Trustee of
                                                                                             various funds in the Fund
                                                                                             Complex

Joseph J. Kearns             Director,    From July 1,   Investment consultant;         90   Director, Electro Rent
Kearns & Associates LLC     Chairman of       2002       formerly CFO of The J.              Corporation (equipment
PMB 754                      the Audit                   Paul Getty Trust                    leasing); Director, The
23852 Pacific Coast          Committee                                                       Ford Family Foundation;
Highway                                                                                      Trustee of Morgan Stanley
Malibu, CA 90265                                                                             Institutional Trust;
8/2/42                                                                                       Director/Trustee of
                                                                                             various funds in the Fund
                                                                                             Complex

* Each director serves an indefinite term, until his or her successor is elected.


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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

            Information Concerning Directors and Officers (Unaudited)

                                             Term of                               Number of
                            Position(s)      Office/                               Portfolios            Other
                               Held         Length of            Principal          Overseen         Directorships
Name, Address and            with the         Time             Occupation(s)       Within the         Held Outside
Date of Birth               Partnership      Served*        During Past 5 Years     Complex           the Complex
-----------------           -----------     ---------       -------------------    ----------        -------------
Vincent R. McLean            Director,     From July 1,  Formerly, Executive Vice       90       Director, Legal and
702 Shackamaxon Dr.          Member of         2002      President, Chief Financial              General America, Inc.
Westfield, NJ 07090          the Audit                   Officer, Director and                   (insurance); Director,
6/1/31                       Committee                   Member of the Executive                 Banner Life Insurance Co.;
                                                         Committee of Sperry                     Director, William Penn
                                                         Corporation (now part of                Life Insurance Company of
                                                         Unisys Corporation)                     New York; Director/Trustee
                                                                                                 of various funds in the
                                                                                                 Fund Complex

C. Oscar Morong, Jr.         Director,     From July 1,  Managing Director, Morong      90       Trustee of the mutual
1385 Outlook Drive West      Member of         2002      Capital Management;                     funds in the Smith
Moutainside, MJ 07902        the Audit                   formerly Senior Vice                    Barney/CitiFunds fund
4/22/35                      Committee                   President and Investment                complex; Trustee of Morgan
                                                         Manager for CREF,                       Stanley Institutional
                                                         TIAA-CREF Investment                    Trust; Director/Trustee of
                                                         Management, Inc.                        various funds in the Fund
                                                         (investment management);                Complex; formerly,
                                                         formerly, Director,                     Director, The Indonesia
                                                         Ministers and Missionaries              Fund Inc. (closed-end
                                                         Benefit Board of American               fund)
                                                         Baptist Churches

William G. Morton, Jr.     Director,       From July 1,  Chairman Emeritus and          90       Director of Radio Shack
304 Newbury Street #560    Member of           2002      former Chief Executive                  Corporation (electronics);
Boston, MA 02115           the                           Officer of Boston Stock                 Director/Trustee of
3/13/37                    Nominating                    Exchange                                various funds in the Fund
                           and                                                                   Complex
                           Compensation
                           Committee

Michael Nugent             Director,       From July 1,  General Partner, Triumph      213       Director/Trustee of
c/o Triumph Capital, L.P.  Member of             2002    Capital, L.P. (private                  various funds in the Fund
237 Park Avenue            the                           investment partnership);                Complex; director of
New York, NY 10017         Nominating                    formerly, Vice President,               various business
5/25/36                    and                           Bankers Trust Company and               organizations
                           Compensation                  BT Capital Corporation
                           Committee

* Each director serves an indefinite term, until his or her successor is elected.


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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------


            Information Concerning Directors and Officers (Unaudited)

                                             Term of                            Number of
                            Position(s)      Office/                            Portfolios            Other
                               Held         Length of         Principal          Overseen         Directorships
Name, Address and            with the         Time          Occupation(s)       Within the         Held Outside
Date of Birth               Partnership      Served*     During Past 5 Years     Complex           the Complex
-----------------           -----------     ---------    -------------------    ----------        -------------
Fergus Reid                 Director,      From July 1,  Chairman and Chief             92       Trusteee and Director of
85 Charles Colman Blvd.     Member of          2002      Executive Officer of                    approximately 30
Pawling, NY 12564           the                          Lumelite Plastics                       investment companies in
8/12/32                     Nominating                   Corporation                             the JP Morgan Funds
                            and                                                                  complex managed by JP
                            Compensation                                                         Morgan Investment
                            Committee                                                            Management, Inc.;
                                                                                                 Director/Trustee of
                                                                                                 various funds in the Fund
                                                                                                 Complex

Interested Directors**

Ronald E. Robison           Director,      From July 1,  Chief Global Operations        93       Director /Trustee and
Morgan Stanley Investment   President          2002      Officer and Managing                    President of various funds
Management Inc.                                          Director of Morgan Stanley              in the Fund Complex
1221 Avenue of the Americas                              Investment Management
New York, NY 10020                                       Inc.; Managing Director of
1/13/39                                                  Morgan Stanley & Co.
                                                         Incorporated; Managing
                                                         Director, Chief
                                                         Administrative Officer and
                                                         Director (since 1999) of
                                                         Morgan Stanley Investment
                                                         Advisors, Inc. and Morgan
                                                         Stanley Services, Inc. and
                                                         Chief Executive Officer
                                                         and Director of Morgan
                                                         Stanley Trust; formerly,
                                                         Managing Director and
                                                         Chief Operating Officer of
                                                         TCW Investment Management
                                                         Company; and Managing
                                                         Director of The Trust
                                                         Company of the West

Barton M. Biggs             Director,      From July 1,  Chairman, Director and         93       Director/Trustee and
Morgan Stanley Investment   Chairman of    2002 ***      Managing Director of                    Chairman of the Board of
Management Inc.             the Board                    Morgan Stanley Investment               various funds in the Fund
1221 Avenue of the Americas                              Management, Inc. and                    Complex
New York, NY 10020                                       Chairman and Director of
11/26/32                                                 Morgan Stanley Investment
                                                         Management Limited;
                                                         Managing Director of
                                                         Morgan Stanley & Co.
                                                         Incorporated; Member of
                                                         the Yale Development Board

* Each director serves an indefinite term, until his or her successor is elected.

** Messrs. Robison and Biggs are interested persons of the Partnership as a result of their affiliation with Morgan Stanley & Co.

*** On February 13, 2003, Barton M. Biggs resigned as Director and Chairman of the Board of Directors of the Partnership. On that same day, Mitch Merin, President and Chief Operating Officer of Morgan Stanley Investment Management, Inc., was elected by the Partnership's Board of Directors to serve as a Director and Chairman of the Board of Directors of the Partnership.


                                       19
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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------

            Information Concerning Directors and Officers (Unaudited)

                                             Term of
                            Position(s)      Office/
                               Held         Length of         Principal
Name, Address and            with the         Time          Occupation(s)
Date of Birth               Partnership      Served*     During Past 5 Years
-----------------           -----------     ---------    -------------------

Officers

Stefanie V. Chang          Vice            From July 1,  Executive Director of
Morgan Stanley             President        2002         Morgan Stanley & Co.
Investment Management      and Secretary                 Incorporated and Morgan
Inc.                                                     Stanley Investment
1221 Avenue of the                                       Management Inc.; Vice
Americas                                                 President of certain
New York, NY 10020                                       funds in the Fund
11/30/66                                                 Complex; formerly,
                                                         practiced law with the
                                                         New York law firm of
                                                         Rogers & Wells (now
                                                         Clifford Chance U.S.
                                                         LLP)

R. Putnam Coes, III        Vice            From July 1,  Executive Director and
Morgan Stanley             President        2002         Chief Operating Officer
Alternative Investment                                   of the General Partner;
Partners LP                                              Executive Director of
One Tower Bridge                                         Morgan Stanley & Co.
100 Front Street, Suite                                  Incorporated and of
1100                                                     Morgan Stanley
West Conshohocken, PA                                    Investments LP;
19428                                                    formerly, Vice
2/19/65                                                  President and Manager
                                                         of Global Strategy for
                                                         Marakon Associates, a
                                                         management consulting
                                                         firm


Noel Langlois              Treasurer       From July 1,  Executive Director of
Morgan Stanley                                2002       Morgan Stanley
Alternative Investment                                   Investments LP and Vice
Partners LP                                              President of the
One Tower Bridge                                         General Partner;
100 Front Street, Suite                                  Chartered Financial
1100                                                     Analyst Charterholder
West Conshohocken, PA
19428
11/20/69

James W. Garrett           Assistant    From July 1,     Executive Director of
Morgan Stanley             Treasurer        2002         Morgan Stanley
Investment Management                                    Investment Management
Inc.                                                     Inc.; Treasurer of
1221 Avenue of the                                       certain funds in the
Americas                                                 Fund Complex; formerly
New York, NY 10020                                       with Price Waterhouse
12/29/68                                                 LLP (now
                                                         PricewaterhouseCoopers
                                                         LLP)

* Each officer serves an indefinite term, until his or her successor is elected.


                                       20
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                               MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP
--------------------------------------------------------------------------------


Morgan Stanley Institutional Fund of Hedge Funds LP

One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428

Directors and Officers

Ronald E. Robison                           Director, President
Barton M. Biggs                             Director, Chairman**
John D. Barrett II                          Director*
Thomas P. Gerrity                           Director
Gerard E. Jones                             Director*
Joseph J. Kearns                            Director*
Vincent R. McLean                           Director*
C. Oscar Morong, Jr.                        Director*
William G. Morton, Jr.                      Director
Michael Nugent                              Director
Fergus Reid                                 Director
Stefanie V. Chang                           Vice President, Secretary
R. Putnam Coes, III                         Vice President
Noel Langlois                               Treasurer
James W. Garrett                            Assistant Treasurer

*    Audit Committee Members

** On February 13, 2003, Barton M. Biggs resigned as Director and Chairman of the Board of Directors of the Partnership. On that same day, Mitch Merin, President and Chief Operating Officer of Morgan Stanley Investment Management, was elected by the Board of Directors to serve as a Director and Chairman of the Board of Directors of the Partnership.

Investment Adviser

Morgan Stanley AIP GP LP
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02116

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, New York 10036

Legal Counsel

Shearman & Sterling
801 Pennsylvania Avenue, N.W.
Suite 900
Washington, D.C. 20004